UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811 - 22464

Ironwood Multi-Strategy Fund LLC

 (Exact name of registrant as specified in charter)

One Market Plaza, Steuart Tower, Suite 2500
San Francisco, CA 94105
(Address of principal executive offices)(Zip code)

_________________________________________

Jonathan Gans
Chief Executive Officer and President
c/o Ironwood Capital Management Corporation
One Market Plaza, Steuart Tower, Suite 2500
San Francisco, CA 94105
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (415) 777-2400

Date of fiscal year end:  April 30

Date of reporting period:  October 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Registrant’s annual report transmitted to unit holders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1) is as follows:

Ironwood Multi-Strategy Fund LLC

Semi-Annual Report

October 31, 2013

(Unaudited)

Ironwood Multi-Strategy Fund LLC

Financial Statements

October 31, 2013

(Unaudited)

Supplemental Information (Unaudited)

Consolidated financial statements of Ironwood Institutional Multi-Strategy Fund LLC

See attached consolidated financial statements of Ironwood Institutional Multi-Strategy Fund LLC.

Ironwood Multi-Strategy Fund LLC

Statement of Assets and Liabilities

October 31, 2013

(Unaudited)

Assets
Investment in Ironwood Institutional Multi-Strategy Fund LLC, at fair value (cost $338,249,331)	$357,703,326
Cash	8,505,836
Prepaid investment in Ironwood Institutional Multi-Strategy Fund LLC	4,146,751
Redemptions receivable from Ironwood Institutional Multi-Strategy Fund LLC	64,917
Other assets	48,715
Total assets	370,469,545

Liabilities
Subscriptions received in advance	12,700,836
Payable to Adviser	57,391
Accrued expenses	94,163
Redemptions payable	64,917
Total liabilities	12,917,307

Net assets	$357,552,238

Net assets consist of:
Paid-in capital	339,433,931
Accumulated net investment loss	(1,406,574)
Accumulated undistributed net realized gain from investments	70,886
Net unrealized appreciation on investments	19,453,995
Net assets	$357,552,238

Net asset value per unit: 317,092.93 units issued and outstanding, no par value.	$1,127.59

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.
See attached consolidated financial statements of Ironwood Institutional Multi-Strategy Fund LLC.

1

Ironwood Multi-Strategy Fund LLC

Statement of Operations

October 31, 2013

(Unaudited)

Expenses
Account servicing fees	$1,046,337
Professional fees	477,579
Fund administrative fees	176,957
Directors’ fees	25,000
Other	63,937
Total expenses	1,789,810

Expenses waived and/or reimbursed by Adviser	(742,880)
Net expenses	1,046,930

Net investment loss	(1,046,930)

Realized and unrealized gain from investment in Ironwood Institutional Multi-Strategy Fund LLC
Net realized gain on investment in Ironwood Institutional Multi-Strategy Fund LLC	70,138
Net change in unrealized appreciation on investment in Ironwood Institutional Multi-Strategy Fund LLC	12,362,990
Net realized and unrealized gain from investment in Ironwood Institutional Multi-Strategy Fund LLC	12,433,128
Net increase in net assets resulting from operations	$11,386,198

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.
See attached consolidated financial statements of Ironwood Institutional Multi-Strategy Fund LLC.

2

Ironwood Multi-Strategy Fund LLC

Statements of Changes in Net Assets

October 31, 2013

(Unaudited)

	Six Months	Year
	Ended	Ended
	October 31, 2013	April 30, 2013

Net increase in net assets resulting from operations
Net investment loss	$(1,046,930)	$3,251,871
Net realized gain on investment in Ironwood Institutional Multi-Strategy Fund LLC	70,138	5,948
Net change in unrealized appreciation on investment in Ironwood Institutional Multi-Strategy Fund LLC	12,362,990	6,002,053
Net increase in net assets resulting from operations	11,386,198	9,259,872

Distributions to Members
Distributions from net investment income	-	(3,573,157)
Decrease in net assets from distributions to Members	-	(3,573,157)

Member transactions
Subscriptions (representing 154,724.10 and 120,206.28 units, respectively)	170,032,870	126,678,922
Reinvestment of distributions (representing 0.00 and 3,156.71 units, respectively)	-	3,226,822
Redemptions (representing 1,188.63 and 465.52 units, respectively)	(1,298,339)	(486,879)
Net increase in net assets from Member transactions	168,734,531	129,418,865

Total increase in net assets	180,120,729	135,105,580
Net assets, beginning of year	177,431,509	42,325,929
Net assets, end of period	$357,552,238	$177,431,509

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.
See attached consolidated financial statements of Ironwood Institutional Multi-Strategy Fund LLC.

3

Ironwood Multi-Strategy Fund LLC

Statement of Cash Flows

October 31, 2013

(Unaudited)

Operating activities
Net increase in net assets resulting from operations	$11,386,198
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Net realized gain from investment in Ironwood Institutional Multi-Strategy Fund LLC	(70,138)
Net change in unrealized appreciation on investment in Ironwood Institutional Multi-Strategy Fund LLC	(12,362,990)
Purchases of investments in Ironwood Institutional Multi-Strategy Fund LLC	(168,890,803)
Proceeds from sales of Ironwood Institutional Multi-Strategy Fund LLC	1,298,338
Decrease in prepaid investment in Ironwood Institutional Multi-Strategy Fund LLC	1,744,249
Increase in redemptions receivable from Ironwood Institutional Multi-Strategy Fund LLC	(40,637)
Increase in other assets	(34,509)
Decrease in payable to Adviser	(176,065)
Increase in accrued expenses	67,189
Net cash used in operating activities	(167,079,168)

Financing activities
Subscriptions, net of change in subscriptions received in advance	162,714,206
Redemptions, net of change in redemptions payable	(1,257,702)
Net cash provided by financing activities	161,456,504

Net change in cash	$(5,622,664)
Cash at beginning of year	14,128,500
Cash at end of period	$8,505,836

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.
See attached consolidated financial statements of Ironwood Institutional Multi-Strategy Fund LLC.

4

Ironwood Multi-Strategy Fund LLC

Financial Highlights

(Unaudited)

				Period from
	Six Months	Year	Year	January 1,
	Ended	Ended	Ended	2011* to
	October 31, 2013	April 30, 2013	April 30, 2012	April 30, 2011

For a unit outstanding throughout the period:
Net asset value, beginning of period	$1,084.83	$1,040.97	$1,043.42	$1,000.00
Net investment income (loss)(a)	(3.93)	33.60	7.07	(1.20)
Net realized gain and change in unrealized appreciation on investment in Ironwood Institutional Multi-Strategy Fund LLC (a)	46.69	62.09	0.18	44.62
Net increase in net assets resulting from operations	42.76	95.69	7.25	43.42
Distributions paid
Net investment income	-	(51.83)	(9.70)	-
Net asset value, end of period	$1,127.59	$1,084.83	$1,040.97	$1,043.42

Total return(b)	3.94%	9.50%	0.74%	4.34%

Ratio of total expenses to average net assets before expense waivers and reimbursements (c)	1.28%	1.32%	2.29%	0.35%
Ratio of total expenses to average net assets after expense waivers and reimbursements (c)	0.75%	0.76%	0.36%	0.35%
Ratio of net investment income (loss) to average net assets(d)	(0.75%)	3.52%	0.98%	(0.35%)

Net assets, end of period (in thousands)	$357,552	$177,432	$42,326	$104

(a)	Calculated based on the average units outstanding methodology.

(b)
Total return assumes a subscription of a unit in the Fund at the beginning of the period and a repurchase of the unit on the last day of the period, and assumes re-investment of all distributions during the period.

(c)	Ratios do not reflect the Fund’s proportionate share of the expenses of the Investment Funds.

(d)	Ratio does not reflect the Fund’s proportionate share of the income and expenses of the Investment Funds.

*	Commencement of operations

The above ratios and total return have been calculated for the Members taken as a whole. Ratios for periods less than a year have been annualized. An individual Member’s return and ratios may vary from these returns and ratios due to the timing of unit transactions.

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.
See attached consolidated financial statements of Ironwood Institutional Multi-Strategy Fund LLC.

5

Ironwood Multi-Strategy Fund LLC

Notes to Financial Statements

As of October 31, 2013

(Unaudited)

1. Organization

Ironwood Multi-Strategy Fund LLC (“the Fund”) was organized under the laws of the state of Delaware as a limited liability company on August 25, 2010. The Fund commenced operations on January 1, 2011 and operates pursuant to the terms and conditions of the amended and restated limited liability company agreement (“the LLC Agreement”). While non-diversified for the Investment Company Act of 1940 (“the 1940 Act”) purposes, the Fund intends to comply with the diversification requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (“the Code”), as such requirements are described in more detail below.

The Fund’s investment objective is capital appreciation with limited variability of returns. The Fund attempts to achieve this objective by investing substantially all of its assets in Ironwood Institutional Multi-Strategy Fund LLC (“the Master Fund”).

Ironwood Capital Management Corporation serves as the Fund’s investment adviser (“the Adviser”) and is responsible for providing day-to-day investment management services to the Fund, subject to the supervision of the Fund’s Board of Directors (“the Board”). The Adviser is registered as an investment adviser under the U.S. Investment Advisers Act of 1940 (“the Advisers Act”). The Fund has no fixed termination date and will continue unless the Fund is otherwise terminated under the terms of the LLC Agreement or unless and until required by law. The Board has overall responsibility for monitoring and overseeing the Fund’s investment program, management and operations. A majority of the members of the Board are not “interested persons” (as defined by the 1940 Act) of the Fund or the Adviser.

The Fund is a “Feeder fund” in a “Master-Feeder” structure whereby the Fund invests substantially all of its assets in the Master Fund. The Master Fund has the same investment objective as the Fund. At October 31, 2013, the Fund’s investment in the Master Fund represented 56.51% of the Master Fund’s net assets. The consolidated financial statements of the Master Fund including the consolidated schedule of investments are attached to this report and should be read with the Fund’s financial statements.

Foreside Fund Services, LLC acts as the distributor (the “Distributor”) of the Units on a best-efforts basis, subject to various conditions. Units were offered at a price equal to $1,000 per Unit on the initial date on which Units were sold and, thereafter, at the current net asset value per Unit on the first business day of each month, plus any applicable sales charge. The Distributor has entered into, and may continue to enter into selected dealer agreements with various brokers and dealers (“Selling Agents”) that have agreed to participate in the distribution of the Fund’s Units.

See attached consolidated financial statements of Ironwood Institutional Multi-Strategy Fund LLC.

6

Ironwood Multi-Strategy Fund LLC

Notes to Financial Statements

As of October 31, 2013

(Unaudited)

1. Organization (continued)

Each prospective investor (and Members who subscribe for additional Units) is required to certify that the Units purchased are being acquired directly or indirectly for the account of either a natural person who is an “accredited investor”, as defined in Rule 501 of the Securities and Exchange Commission Regulation D, or a non-natural person that is a “qualified client”, as defined in Rule 205-3 of the Advisers Act, as amended. The Fund and/or the Selling Agent may impose additional eligibility requirements for Members who purchase Units. The minimum initial investment is $50,000, subject to waiver by the Adviser to an amount not less than $25,000. The minimum subsequent investment is $10,000, subject to waiver by the Adviser. Members may purchase their Units only through a Selling Agent or directly from the Fund.

Investments may be subject to a sales charge (a “Sales Charge”) of up to 3.00%, subject to waiver or adjustment (i) for investment in Units by affiliates of the Adviser; (ii) for certain institutional investors who have previously invested in private investment vehicles managed by the Adviser; (iii) where a prospective Member is purchasing Units through a broker-dealer participating in the offering that has agreed to waive all or a portion of such Sales Charge for all investors purchasing Units through such broker-dealer; or (iv) where a broker-dealer has agreed to waive all or a portion of such Sales Charge for particular sub-sets of investors purchasing Units through such broker-dealer (i.e. where a particular broker-dealer has certain established “breakpoints” for investors making an investment above a certain threshold). The Sales Charge is in addition to the subscription price for Units and does not form a part of an investor’s investment in the Fund. All or a portion of the Sales Charge relating to Units is paid directly to the Selling Agent that assisted in the placement of such Units.

The Board, in its sole and absolute discretion, may determine to cause the Fund to offer to repurchase Members’ Units (each, an “Offer”) at net asset value per Unit on a repurchase date pursuant to an Offer. Any offer to repurchase Members’ Units will only be made to Members at the same time as, and in parallel with, each repurchase offer made by the Master Fund to its investors, including the Fund. In determining whether the Fund should make an Offer to repurchase Units from Members in response to repurchase requests, the Board will consider, among other things, the recommendation of the Adviser.

See attached consolidated financial statements of Ironwood Institutional Multi-Strategy Fund LLC.

7

Ironwood Multi-Strategy Fund LLC

Notes to Financial Statements

As of October 31, 2013

(Unaudited)

1. Organization (continued)

Each such repurchase offer will generally apply to up to 10% of the net assets of the Fund. In an Offer, the Board may determine to cause the Fund to repurchase less than the full amount of Units that Members requested to be repurchased. The Adviser expects that it will recommend to the Board that the Fund make an Offer to repurchase Units from Members semi-annually on each June 30 and December 31 (a “Repurchase date”) (or if such date is not a business day, on the immediately preceding business day). A Member who tenders for repurchase of such Member’s Units during the first year following such Member’s initial or any subsequent capital contribution will be subject to a fee of 5% of the value of the Units repurchased by the Fund, payable to the Fund. If a Member makes an additional subscription, a separate lock-up period also shall be deemed to run from the date of such subscription for additional Units, but that separate lock-up period shall apply only to those additional Units.  The Board may, in certain limited instances where the Board has determined that the remaining Members will not be materially and adversely affected or prejudiced, waive the imposition of the early repurchase fee. Any such waiver does not imply that the early repurchase fee will be waived at any time in the future. Members who tender a portion of their Units, up to 95% of such Member’s Units (defined as a specific dollar value in their Offer Acceptances (“Offer Acceptances”)), and which portion is repurchased by the Fund, will receive the specified dollar amount equal to the net asset value of such Units repurchased by the Fund. Promptly after the Repurchase Date, each Member whose Units or portion thereof have been repurchased will be given a non-interest bearing, non-transferable promissory note issued by the Fund entitling such Member to be paid an amount equal to 100% of the unaudited net asset value of such Member’s repurchased Units, determined as of the Repurchase Date (after giving effect to all allocations to be made as of that date to such Member, including any Advisory Fee allocable to such Units via the Fund’s investment in the Master Fund). The note will entitle the Member to be paid within 90 calendar days after the Repurchase Date (a “Payment Date”).

If a Member has tendered for repurchase 95% or more of the Units held by such Member in an Offer Acceptance and 95% or more of such Member’s Units are repurchased by the Fund, such Member shall receive cash or a non-interest bearing, non-transferable promissory note issued by the Fund in an amount equal to 95% of the estimated unaudited net asset value of such Member’s Units being repurchased, determined as of the Repurchase Date (after giving effect to all allocations to be made as of that date to such Member’s Units, including any Advisory Fee allocable to such Units via the Fund’s investment in the Master Fund), which will be paid on or prior to the Payment Date (an “Initial Payment”); and a non-interest bearing, non-transferable promissory note issued by the Fund entitling such Member to up to the remaining 5% of the estimated unaudited net asset value of such Member’s Units being repurchased, determined as of the Repurchase Date (the “Subsequent Payment”).

See attached consolidated financial statements of Ironwood Institutional Multi-Strategy Fund LLC.

8

Ironwood Multi-Strategy Fund LLC

Notes to Financial Statements

As of October 31, 2013

(Unaudited)

1. Organization (continued)

Following the later of the completion of the Fund’s annual audit or such longer period as the Board in its discretion deems necessary to protect the interests of the remaining Members, the amount of the Subsequent Payment will be adjusted so that the sum of the Initial Payment and the Subsequent Payment is equal to 100% of the final audited net asset value of such Member’s Units being repurchased, determined as of the Repurchase Date and the as adjusted Subsequent Payment will be paid to such Member.

2. Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Such policies are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including the estimated fair value of investments. Actual results could differ from those estimates.

Cash

In the normal course of business, the Fund maintains its cash balances in financial institutions, which at times may exceed federally insurable limits. The Fund is subject to credit risk to the extent any financial institution with which it conducts business is unable to fulfill contractual obligations on its behalf. The Adviser monitors the financial condition of such financial institutions and does not anticipate any losses from these counterparties. As of October 31, 2013, the Fund holds cash accounts with entities that are affiliated with the Fund’s administrator.

Investment in the Master Fund

The Fund records its investment in the Master Fund at fair value which is represented by the Fund’s Units held in the Master Fund valued at their per Unit net asset value. Valuation of Investment Funds and other investments held by the Master Fund is discussed in the notes to the Master Fund’s consolidated financial statements. The performance of the Fund is directly affected by the performance of the Master Fund. The consolidated financial statements of the Master Fund, which are attached, are an integral part of these financial statements. Please refer to the accounting policies disclosed in the consolidated financial statements of the Master Fund for additional information regarding significant accounting policies that affect the Fund.

See attached consolidated financial statements of Ironwood Institutional Multi-Strategy Fund LLC.

9

Ironwood Multi-Strategy Fund LLC

Notes to Financial Statements

As of October 31, 2013

(Unaudited)

2. Significant Accounting Policies (continued)

Investment in the Master Fund (continued)
As of October 31, 2013, the Fund held $12,700,836 of subscriptions received in advance which were invested in the Master Fund effective November 1, 2013.

Income Recognition and Expenses

The Fund recognizes income and records expenses on an accrual basis. Income, expenses and realized and unrealized gains and losses are recorded monthly. The change in the Master Fund’s net asset value is included in net change in unrealized appreciation/depreciation in the statement of operations. Realized gain (loss) from investment in the Master Fund is calculated using the specific identification methodology.

Income dividends and capital gains distributions received by the Fund from the Master Fund are automatically reinvested in additional Units of the Master Fund, to the extent that the Fund’s investors have elected to reinvest dividends in accordance with the Master Fund’s dividend reinvestment plan.

Income Taxes

The Fund intends to continue to comply with the requirements of Subchapter M of the Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its Members. Therefore, no provision for federal income taxes is required. The Fund files tax returns with the U.S. Internal Revenue Service and various states. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. The Fund has concluded there are no significant uncertain tax positions that would require recognition in the financial statements as of October 31, 2013. If applicable, the Fund recognizes interest accrued related to liabilities for unrecognized tax benefits in interest expense and penalties in other expenses in the statement of operations. Generally, tax authorities can examine all tax returns filed for the last three years.

See attached consolidated financial statements of Ironwood Institutional Multi-Strategy Fund LLC.

10

Ironwood Multi-Strategy Fund LLC

Notes to Financial Statements

As of October 31, 2013

(Unaudited)

2. Significant Accounting Policies (continued)

Income Taxes (continued)

The Fund has a tax year that ends on December 31.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) modernizes several tax provisions related to Regulated Investment Companies (“RICs”) and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carry forwards that expire.

At December 31, 2012, the Fund did not have any available unused short-term capital losses or unused long-term capital losses for federal income tax purposes.

As of October 31, 2013, the cost and related gross unrealized appreciation and depreciation for tax purposes were as follows:

Cost of investments for tax purposes	$338,249,331

Gross tax unrealized appreciation	19,453,995
Gross tax unrealized depreciation	–
Net tax unrealized appreciation/depreciation on investments	$19,453,995

Permanent differences, primarily due to the tax character of distribution, resulted in the following reclassifications among the Fund’s components of net assets at December 31, 2012:

Accumulated net investment (loss)	$5,200
Accumulated undistributed net realized gain from investments	$(5,200)

See attached consolidated financial statements of Ironwood Institutional Multi-Strategy Fund LLC.

11

Ironwood Multi-Strategy Fund LLC

Notes to Financial Statements

As of October 31, 2013

(Unaudited)

2. Significant Accounting Policies (continued)

Distribution of Income and Gains

The Fund declares and pays dividends annually from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

In order to satisfy the diversification requirements under Subchapter M of the Code, the Master Fund generally invests its assets in Investment Funds organized outside the United States that are treated as corporations for U.S. tax purposes and are expected to be classified as passive foreign investment companies (PFICs). As such, the Fund expects that distributions generally will be taxable as ordinary income to the Members.

As of December 31, 2012, the components of distributable earnings on a tax basis were as follows:

Undistributed long-term capital gains	$748

Dividend Reinvestment Plan

Each Member whose Units are registered in its own name will have all income, dividends and capital gains distributions automatically reinvested in additional Units unless such Member specifically elects to receive all income, dividends and capital gain distributions in cash.

3. Fair Value of Financial Instruments

The fair value of the Fund’s assets and liabilities that qualify as financial instruments approximates the carrying amounts presented in the statement of assets and liabilities.

The units of account that are valued by the Fund are its Units in the Master Fund and not the underlying holdings of the Master Fund. Thus, the inputs used by the Fund to value its investment in the Master Fund may differ from the inputs used to value the underlying holdings of the Master Fund.

See attached consolidated financial statements of Ironwood Institutional Multi-Strategy Fund LLC.

12

Ironwood Multi-Strategy Fund LLC

Notes to Financial Statements

As of October 31, 2013

(Unaudited)

4. Advisory Fee, Related Party Transactions and Other

State Street Bank and Trust Company (“State Street”) provides accounting and administrative services to the Fund under an administrative services agreement.

The Fund incurs all ongoing ordinary administrative and operational costs of the Fund and certain expenses indirectly via its investment in the Master Fund, including accounting and administrative, custodian and advisory expenses. The Adviser has entered into an agreement with the Fund (the “Expense Limitation Agreement”) and the Master Fund whereby it has contractually agreed to waive its fees and/or reimburse certain of the Fund’s and Master Fund’s monthly expenses (excluding taxes, brokerage commissions, interest expenses incurred in connection with any credit facility, other transaction related expenses, custody fees, any extraordinary expenses of the Fund, any acquired fund fees and expenses, the Advisory Fee paid by the Master Fund, and the Account Servicing Fee paid by the Fund) to the extent necessary to ensure that the monthly expenses of the Fund will not exceed 0.020833% (0.25% per annum) of the Fund’s net assets as of each month end during the term of the Expense Limitation Agreement. The Fund will carry forward, for a period not to exceed 3 years from the date on which a waiver or reimbursement is made by the Adviser, any expenses in excess of the Expense Limitation and repay the Adviser such amounts; provided that the Fund is able to effect such reimbursement and remain in compliance with the Expense Limitation disclosed in the Prospectus that was in effect at the time of the original waiver. Expenses in excess of the Expense Limitation, as waived and/or reimbursed by the Adviser for the six months ended October 31, 2013, were $742,880 and are subject to recoupment by the Adviser from the Fund for future years as described above. An additional $884,974 from prior periods is also subject to recoupment.

The Fund pays to the Adviser an account servicing fee (the “Account Servicing Fee”). The Account Servicing Fee will accrue monthly at a rate equal to 0.0625% (a 0.75% annual rate) of the net asset value of each Member’s Units as of the close of business on the last calendar day of each month. The Account Servicing Fee is payable in arrears as of the last calendar day of the applicable quarter. The Adviser may, in its sole discretion, pay up to the entire amount of the Account Servicing Fee relating to Units to a Selling Agent that assisted in the servicing of accounts. For the six months ended October 31, 2013, the Fund incurred Account Servicing Fees of $1,046,337, of which $608,874 was payable to the Adviser at October 31, 2013. As of October 31, 2013, the Fund was entitled to reimbursement of $551,483 from the Adviser under the Expense Limitation Agreement. Such amount was offset against the account servicing fees payable to the Adviser.

See attached consolidated financial statements of Ironwood Institutional Multi-Strategy Fund LLC.

13

Ironwood Multi-Strategy Fund LLC

Notes to Financial Statements

As of October 31, 2013

(Unaudited)

4. Advisory Fee, Related Party Transactions and Other (continued)

Compensation to the Board of the Fund during the six months ended October 31, 2013 was $25,000.

As of October 31, 2013, a Director of the Fund held 0.03% of the Units in the Fund.

5. Subsequent Events

For the period November 1, 2013 to December 30, 2013, the Fund received subscriptions of approximately $63,193,000 and tenders of approximately $1,909,000.

See attached consolidated financial statements of Ironwood Institutional Multi-Strategy Fund LLC.

14

Fund Management

The Fund’s officers are appointed by the Directors and oversee the management of the day-to-day operations of the Fund under the supervision of the Board of Directors. One of the Directors and all of the officers of the Fund are officers or employees of the Ironwood Capital Management (the “Adviser” or “Ironwood”). The other Directors are not affiliated with the Adviser and are not “interested persons” as defined under Section 2(a)(19) of the 1940 Act (the “Independent Directors”). A list of the Directors and officers of the Fund and a brief statement of their present positions and principal occupations during the past five years are set out below.

Directors (unaudited)

Name and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Public Company Directorships

Independent Directors
Richard W. Meadows Age: 63	Independent Director	Term – indefinite Length – Since inception	Executive Vice President of mutual fund administration firm	2	0
M. Kelley Price Age: 63	Independent Director	Term – indefinite Length – Since inception	Executive Vice President of mutual fund administration firm	2	0
Interested Directors*
Jonathan Gans Age: 42	President, Director, Chairman of the Board	Term – indefinite Length – Since inception	Chief Executive Officer and President of Ironwood	2	0
* Mr. Gans is deemed to be an “interested person,” as defined in the 1940 Act, of the Fund (“Interested Director”) because of the affiliation with the Fund and Ironwood.

15

Officers (unaudited)

Set forth below is the name, age, position with the Fund, length of term of office, and the principal occupation for the last five years, as of October 31, 2013. The business address of each officer is care of Ironwood Capital Management, One Market Plaza, Steuart Tower, Suite 2500, San Francisco, California 94105.

Name, Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Jonathan Gans Age: 42	Chief Executive Officer, President	Term - indefinite Length - Since inception	Chief Executive Officer and President of Ironwood Capital Management
Laurie Chatoff Age: 46	Secretary	Term – indefinite Length – Since 3/15/2013	Director of Finance of Ironwood Capital Management as of 10/3/2011 Previous: Consultant to Alternative Investment Clients
Alison Sanger Age: 42	Chief Compliance Officer	Term - indefinite Length - Since inception	Chief Operating Officer/ Chief Compliance Officer of Ironwood Capital Management
Martha Boero Age: 30	Treasurer	Term - indefinite Length – Since 3/15/2013	Controller of Ironwood Capital Management as of 7/1/2009 Previous: Fund Accountant of Ironwood Capital Management

16

Investment Advisory Agreement (unaudited)

The Investment Advisory Agreement (the “Agreement”) provides that the Adviser is responsible, subject to the supervision of the Board of Directors (the “Board”), for providing investment supervisory services to the Fund. As the Fund’s investment adviser, Ironwood makes the Fund’s investment decisions.  The Adviser buys and sells securities for the Fund and conducts the research that leads to the purchase and sale decisions.  As necessary, the Adviser is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges or other transaction costs.

Subject to the general supervision of the Board and in accordance with the investment objective, policies and restrictions of the Fund, the Adviser provides the Fund with ongoing investment guidance, policy direction and monitoring of the Fund pursuant to the Agreement.  The Agreement may be terminated at any time by the Board, by a majority vote of the Members or by the Adviser.

The Agreement was approved for an initial two-year term on December 23, 2010. Thereafter, the Agreement continues in effect from year to year subject to the annual approval by the Board of Directors (including a majority of the Independent Directors), or by the vote of a majority vote of the Members of the Fund.

The Agreement provides that the Adviser shall not be liable for any error of judgment or for any loss suffered by the Fund in connection with the subject matter of the Agreement unless such loss arises from willful misfeasance, bad faith or gross negligence on the Adviser’s part in the performance of its duties under the Agreement or by reason of its reckless disregard of its obligations and duties under the Agreement.

The Agreement also provides that the Fund shall indemnify the Adviser and its affiliates and their respective partners, members, managers, directors, officers employees, and controlling persons (“Indemnified Parties”) against any losses, judgments, liabilities, expenses and amounts paid in settlement of any claims sustained by them in connection with the Fund, so long as the liability or expense is not incurred by reason of the Indemnified Party’s willful misfeasance, bad faith, or gross negligence in the performance of its duties under the Agreement or resulted from reckless disregard of its obligations and duties under the Agreement.

The Board most recently approved the Agreement on September 26, 2013. In approving the Agreement, the Board considered the Fund’s existing relationship with the Adviser, as well as the ongoing commitment of the Adviser to the Fund. The Board reviewed a presentation on the Fund’s investment performance to date. The Board evaluated the resources and experience of the Adviser and the individuals dedicated to the Fund’s investment program. They evaluated these factors in light of the nature, extent and quality of the services provided by the Adviser, the total compensation received by the Adviser from the Fund and the total cost to the Fund of using the Adviser’s services, taking into account expenses borne by the Adviser, those that are passed on to the Fund by the Adviser, and the Expense Limitation Agreement, whereby the Adviser agrees to limit certain of the Fund’s expenses to 0.25% of the Fund’s net assets.

17

Investment Advisory Agreement (unaudited) (continued)

In addition, the Board reviewed fee information and expense ratios for a variety of investment funds similar in structure to the Fund. The Board determined that the Adviser’s fee is competitive to those charged by investment advisers of similar funds and the Fund’s expense ratio was reasonable given the Fund’s net assets, particularly after taking into account the Expense Limitation Agreement. The Board noted that Fund performance had been strong, especially compared to benchmarks and similar funds. The Board also noted that estimated profitability appeared reasonable, again noting the Adviser’s significant effort to minimize the Fund’s expenses through the Expense Limitation Agreement. The Board will consider breakpoints in the future should economies of scale for the Adviser be achieved.  The Board determined that the Adviser has made a substantial commitment to the recruitment and retention of high quality personnel. The Board also acknowledged that the Adviser continues to provide a high level of monitoring, investment decision-making, and investor service. The Board agreed that the Adviser has demonstrated that it is committed to maintaining and expanding operational resources reasonably necessary to manage the Fund in a professional manner that is in accordance with the best interests of the Fund. The Board also took into account the Adviser’s compliance policies and procedures, including the procedures used to determine the value of each of the Fund’s investments. Accordingly, they concluded that continuing the Agreement served the interests of the Fund and the Members.

18

Subsequent Events – Amendments to the Fund’s Limited Liability Company Agreement

The Fund is governed by its Limited Liability Company Agreement, which was amended by the Board at a meeting held on December 6, 2013.  The amendments include (listed in the order in which they appear in the agreement):

•	clarification that the “Lock-Up Period” and related “Early Repurchase Fee” applies to all purchases of Units on a rolling basis*;

•	modification of the definition of “Business Day” to align with the prospectus;

•	clarification of the Fund’s stated purpose to align with the prospectus, which allows limited investments in U.S.-organized entities;

•	terms allowing the Board to accept transfers in an amount less than $25,000;

•	terms under which Members may remove a Director to permit removal by a Member vote of less than the stated two-thirds-threshold, to the extent a lower threshold may be required by applicable law;

•	deletion of language allowing the Board to allocate certain expenses of the Fund to some, but not all Members;

•	deletion of language providing that sales charge waivers or adjustments are at the sole discretion of the Board;

•	deletion of the section on “Additional or Replacement Managers,” which was deemed to be inapplicable to the Fund’s Board-led governance model;

•	clarification of the terms under which the section on repurchases of Units by the Fund may be modified from time to time;

•	terms adding alternatives available to the Board to address over-subscribed tenders to provide for more flexibility and align with the prospectus;

•	modification of the minimum account balance required to be maintained by Members making partial tenders;

•	modification of the Fund’s available methods of valuation to confirm that GAAP valuations will take precedent absent potential changes in law;

•	clarification of when annual distributions are made to align with the Fund’s prospectus;

19

Subsequent Events – Amendments to the Fund’s Limited Liability Company Agreement (continued)

•	clarification that annual distributions (if elected by a Member not to be reinvested in additional Units) are made in cash absent Board determination to make annual distributions in cash and Units*;

•
modification of the indemnification provisions to eliminate terms that could delay payment to the indemnified parties in the event of certain securities law-related claims that might be made against the indemnified parties; and

•	modification of the ERISA provisions to reflect the operation of ERISA as it relates to SEC-registered funds.

Each of these amendments was found by the Board to be in the best interests of the Fund and not to be materially adverse to the Members.  Several of the provisions set out above were amended previously and are listed here as a matter of convenience (those are identified by *).  The remaining provisions generally take effect 60 days following the date of mailing of this Semi-Annual Report and then will, to the maximum extent practicable, be given retroactive effect to the date of the Fund’s organization.  A copy of the Fund’s Limited Liability Company Agreement is maintained on the Securities and Exchange Commission’s website and is available on request.

20

Ironwood Institutional Multi-Strategy Fund LLC

Semi-Annual Report

October 31, 2013

(Unaudited)

Ironwood Institutional Multi-Strategy Fund LLC

Consolidated Financial Statements

October 31, 2013
(Unaudited)

Supplemental Information (Unaudited)

Ironwood Institutional Multi-Strategy Fund LLC

Consolidated Statement of Assets and Liabilities

October 31, 2013

(Unaudited)

Assets
Investments in investment funds, at fair value (cost $537,737,334)	$593,136,146
Cash	41,666,067
Prepaid investments in investment funds	37,500,000
Redemption receivable from investment funds	459,796
Other assets	48,716
Total assets	672,810,725

Liabilities
Payable on credit facility	24,984,741
Subscriptions received in advance	8,704,000
Subscriptions received in advance from Ironwood Multi-Strategy Fund LLC	4,146,751
Payable to Adviser	1,669,952
Other liabilities	100,002
Accrued expenses	95,878
Redemptions payable	69,943
Redemptions payable to Ironwood Multi-Strategy Fund LLC	64,917
Total liabilities	39,836,184

Net assets	$632,974,541

Net assets consist of:
Paid-in capital	593,277,323
Accumulated net investment loss	(17,885,207)
Accumulated undistributed net realized gain from investments	2,183,613
Net unrealized appreciation on investments	55,398,812
Net assets	$632,974,541

Net asset value per unit: 556,001.45 units issued and outstanding,
no par value	$1,138.44

The accompanying notes are an integral part of these consolidated financial statements and should be read in conjunction therewith.

Ironwood Institutional Multi-Strategy Fund LLC

Consolidated Statement of Operations

For the Six Months Ended October 31, 2013

(Unaudited)

Expenses
Advisory fees	$3,121,211
Professional fees	401,382
Fund administrative fees	121,669
Interest expense	158,741
Custody fees	51,524
Directors’ fees	25,000
Expense limitation recapture	52,778
Other	51,304
Total expenses	3,983,609

Net investment loss	(3,983,609)

Realized and unrealized gain from investments
Net realized gain from investments in investment funds	1,566,854
Net change in unrealized appreciation on investments in investment funds	25,342,748
Net realized and unrealized gain from investments	26,909,602
Net increase in net assets resulting from operations	$22,925,993

The accompanying notes are an integral part of these consolidated financial statements and should be read in conjunction therewith.

Ironwood Institutional Multi-Strategy Fund LLC

Consolidated Statements of Changes in Net Assets

(Unaudited)

	Six Months	Year
	Ended	Ended
	October 31, 2013	April 30, 2013

Net increase in net assets resulting from operations
Net investment loss	$(3,983,609)	$(3,296,872)
Net realized gain (loss) from investments in investment funds	1,566,854	1,101,413
Net change in unrealized appreciation on investments in investment funds	25,342,748	24,425,496
Net increase in net assets resulting from operations	22,925,993	22,230,037

Distributions to Members
Distributions from net investment income	-	(8,710,932)
Decrease in net assets from distributions to Members	-	(8,710,932)

Member transactions
Subscriptions (representing 213,543.45 and 235,278.31 units, respectively)	236,418,004	248,561,471
Reinvestment of distributions (representing 0.00 and 8,264.48 units, respectively)	-	8,466,036
Redemptions (representing 4,830.19 and 1,851.20 units, respectively)	(5,313,459)	(1,932,319)
Net increase in net assets from Member transactions	231,104,545	255,095,188

Total increase in net assets	254,030,538	268,614,293
Net assets, beginning of year	378,944,003	110,329,710
Net assets, end of period	$632,974,541	$378,944,003

The accompanying notes are an integral part of these consolidated financial statements and should be read in conjunction therewith.

Ironwood Institutional Multi-Strategy Fund LLC

Consolidated Statement of Cash Flows

For the Six Months Ended October 31, 2013

(Unaudited)

Operating activities
Net increase in net assets resulting from operations	$22,925,993
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Net realized gain from investments in investment funds	(1,566,854)
Net change in unrealized appreciation on investments in investment funds	(25,342,748)
Purchase of investments in investment funds	(234,909,147)
Proceeds from sales of investments in investment funds	26,584,474
Increase in prepaid investments in investment funds	(11,450,000)
Decrease in redemption receivable from investment funds	182,295
Increase in other assets	(34,513)
Increase in payable to Adviser	494,062
Increase in other liabilities	87,502
Increase in accrued expenses	45,558
Net cash used in operating activities	(222,983,378)

Financing activities
Subscriptions, net of change in subscriptions received in advance	235,772,755
Redemptions, net of change in redemptions payable	(5,238,806)
Proceeds from credit facility	149,700,000
Repayments of credit facility	(149,699,258)
Net cash provided by financing activities	230,534,691

Net change in cash	$7,551,313
Cash at beginning of year	34,114,754
Cash at end of period	$41,666,067

Supplemental disclosure of cash flow information
Interest paid	$158,741

The accompanying notes are an integral part of these consolidated financial statements and should be read in conjunction therewith.

Ironwood Institutional Multi-Strategy Fund LLC

Consolidated Financial Highlights

(Unaudited)

				Period from
	Six Months	Year	Year	January 1,
	Ended	Ended	Ended	2011* to
	October 31, 2013	April 30, 2013	April 30, 2012	April 30, 2011

For a unit outstanding throughout the period:
Net asset value, beginning of period	$1,091.15	$1,044.82	$1,044.62	$1,000.00
Net investment loss(a)	(8.22)	(15.42)	(21.35)	(6.79)
Net realized gain and change in unrealized appreciation on investments in investment funds(a)	55.51	119.42	32.25	51.41
Net increase in net assets resulting from operations	47.29	104.00	10.90	44.62
Distributions paid
Net investment income	-	(57.67)	(10.70)	-
Net asset value, end of period	$1,138.44	$1,091.15	$1,044.82	$1,044.62

Total return(b)	4.33%	10.31%	1.09%	4.46%

Ratio of total expenses to average net assets before expense waivers and reimbursements (c)	1.54%	1.71%	2.85%	5.79%
Ratio of total expenses to average net assets after expense waivers and reimbursements (c)	1.54%	1.59%	2.07%	1.98%
Ratio of net investment loss to average net assets(d)	(1.54%)	(1.59%)	(2.07%)	(1.98%)

Portfolio turnover	5.53%	8.67%	3.92%	0.43%

Net assets, end of period (in thousands)	$632,975	$378,944	$110,330	$31,129

(a)	Calculated based on the average units outstanding methodology.
(b)
Total return assumes a subscription of a unit in the Fund at the beginning of the period and a repurchase of the unit on the last day of the period, and assumes re-investment of all distributions during the period.

(c)	Ratios do not reflect the Fund’s proportionate share of the expenses of the Investment Funds.
(d)	Ratio does not reflect the Fund’s proportionate share of the income and expenses of the Investment Funds.
*	Commencement of operations

The above ratios and total return have been calculated for the Members taken as a whole. Ratios for periods less than a year have been annualized. An individual Member’s return and ratios may vary from these returns and ratios due to the timing of unit transactions.

The accompanying notes are an integral part of these consolidated financial statements and should be read in conjunction therewith.

Ironwood Institutional Multi-Strategy Fund LLC

Consolidated Schedule of Investments

October 31, 2013

(Unaudited)

				Next
				Available
			Percent of	Redemption
Description	Cost	Fair Value	Net Assets	Date (1)	Liquidity (2)

Investment Funds
Cayman Islands:
Relative Value Multi-Strategy:
D.E. Shaw Composite International Fund	$35,982,762	$40,237,821	6.36%	12/31/2013	Quarterly (3)
Hutchin Hill Capital Offshore Fund, Ltd.	29,293,750	31,271,805	4.94	12/31/2013	Quarterly (4)
HBK Offshore Fund II L.P.	28,697,238	30,903,273	4.88	12/31/2013	Quarterly (4)
KLS Diversified Fund Ltd.	13,300,000	13,605,098	2.15	12/31/2013	Quarterly
FCOI II Holdings, L.P.	5,075,000	6,043,379	0.95	12/31/2013	Annual
OZ Overseas Fund II, Ltd.	1,250,000	1,542,446	0.24	12/31/2013	Annual
Total Relative Value Multi‑Strategy	113,598,750	123,603,822	19.52

Equity Market Neutral:
Millennium International, Ltd.	37,822,870	40,937,625	6.47	12/31/2013	Quarterly (4)
Rosemont Offshore Fund, Ltd.	15,440,000	15,723,951	2.48	12/31/2013	Quarterly
Citadel Global Equities Fund Ltd.	12,033,190	13,743,095	2.17	11/30/2013	Monthly (5)
S.A.C. Capital International, Ltd.	4,514,104	5,508,903	0.87	12/31/2013	Quarterly (4)
Total Equity Market Neutral	69,810,164	75,913,574	11.99

Event-Driven Multi-Strategy:
Elliott International Limited	38,825,000	42,903,188	6.78	12/31/2013	Semi-Annual (6)
Magnetar Capital Fund II Ltd.	33,889,858	36,858,267	5.82	12/31/2013	Quarterly (3)
Suvretta Offshore Fund, Ltd.	18,850,000	21,407,116	3.38	3/31/2014	Quarterly
Panning Overseas Fund, Ltd.	18,900,000	19,286,203	3.05	6/30/2014	Quarterly (4)
HG Vora Special Opportunities Fund, Ltd.	18,500,000	19,075,956	3.01	6/30/2014	Monthly
Magnetar Global Event Driven Fund Ltd.	17,450,000	18,936,867	2.99	12/31/2013	Quarterly (4)
Roystone Capital Offshore Fund Ltd.	17,000,000	17,671,500	2.79	12/31/2013	Quarterly (4)
Eton Park Overseas Fund, Ltd.	416,488	477,046	0.08	12/31/2013	Annual
Magnetar Equity Opportunities Fund Ltd.	177,625	258,009	0.04	11/30/2013	Monthly
XPI Holding I Ltd.	62,988	78,552	0.01	n/a	Other (7)
Total Event-Driven Multi-Strategy	164,071,959	176,952,704	27.95

Distressed:
Silver Point Capital Offshore Fund, Ltd.	40,519,291	46,209,920	7.30	12/31/2013	Annual
Monarch Debt Recovery Fund Ltd	28,082,500	31,461,971	4.97	12/31/2013	Annual
Monarch Structured Credit Fund Ltd (Series IV)	14,250,000	14,661,203	2.32	n/a	Other (8)
One William Street Capital Offshore Fund Ltd.	9,050,000	10,034,963	1.59	12/31/2013	Quarterly
Monarch Structured Credit Fund Ltd	5,570,801	6,265,352	0.99	n/a	Other (8)

The accompanying notes are an integral part of these consolidated financial statements and should be read in conjunction therewith.

Ironwood Institutional Multi-Strategy Fund LLC

Consolidated Schedule of Investments (Continued)

October 31, 2013

(Unaudited)

				Next
				Available
			Percent of	Redemption
Description	Cost	Fair Value	Net Assets	Date (1)	Liquidity (2)

Investment Funds (continued)
Cayman Islands (continued):
Distressed (continued):
Cerberus International SPV, Ltd.	$3,272,063	$4,478,164	0.71%	n/a	Other (7)
Monarch Structured Credit Fund Ltd (Series II)	1,975,000	2,750,900	0.43	n/a	Other (8)
Total Distressed	102,719,655	115,862,473	18.31

Credit Opportunities:
MidOcean Credit Opportunity Offshore Fund Ltd.	4,450,000	4,891,977	0.77	12/31/2013	Quarterly
GSO Special Situations Overseas Fund Ltd.	86,955	75,205	0.01	12/31/2013	Semi-Annual (9)
Total Credit Opportunities	4,536,955	4,967,182	0.78

Total Cayman Islands	454,737,483	497,299,755	78.55

Bermuda:
Relative Value Multi-Strategy:					Quarterly
Citadel Kensington Global Strategies Fund Ltd.	44,781,145	52,988,468	8.37	12/31/2013	18 months (10)

Total Bermuda	44,781,145	52,988,468	8.37

British Virgin Islands:
Event-Driven Multi-Strategy:
Perry Partners International, Inc.	37,306,812	41,642,706	6.58	12/31/2013	Quarterly (4)
Credit Opportunities:
King Street Capital, Ltd.	50,473	57,991	0.01	12/31/2013	Quarterly (4)

Total British Virgin Islands	37,357,285	41,700,697	6.59

Bahamas:
Distressed:
Cerberus International, Ltd.	861,421	1,147,226	0.18	n/a	Other (7)

Total Bahamas	861,421	1,147,226	0.18

Total Investments in Investment Funds	$537,737,334	$593,136,146	93.71%

Other assets, less liabilities		39,838,395	6.29

Net assets		$632,974,541	100.00%

The accompanying notes are an integral part of these consolidated financial statements and should be read in conjunction therewith.

Ironwood Institutional Multi-Strategy Fund LLC

Consolidated Schedule of Investments (continued)

October 31, 2013

(Unaudited)

(1) Investments in Investment Funds may be composed of multiple tranches. The Next Available Redemption Date relates to the earliest date after October 31, 2013 that a redemption from a tranche is available without a redemption fee.

(2) Available frequency of redemptions after initial lock-up period, if any. Different tranches may have different liquidity terms. Redemption notice periods range from thirty to ninety days. Lock up periods range from twelve to thirty months. The Adviser cannot estimate when restrictions will lapse for any fund level gates, suspensions or side pockets.

(3) Subject to a 12.5% quarterly investor level gate

(4) Subject to a 25% quarterly investor level gate

(5) Subject to a 16.67% monthly investor level gate

(6) Approximately 80% of the investment is available semi-annually. Approximately 20% is available semi-annually, subject to a 25% semi-annual investor level gate.

(7) The Investment Funds do not have set redemption timeframes but are liquidating investments and making distributions as underlying investments are sold.

(8) This investment will liquidate all of its assets and distribute proceeds during the 12 month period following the end of the investment period.

(9) Subject to a 50% semi-annual investor level gate

(10) Approximately 73% of the investment is available for redemption quarterly subject to a 10% investor level gate. If fund level redemptions are less than 5%, then the 10% investor level gate does not apply. Approximately 27% of the investment is available every 18 months.

The accompanying notes are an integral part of these consolidated financial statements and should be read in conjunction therewith.

Ironwood Institutional Multi-Strategy Fund LLC

Notes to Consolidated Financial Statements

As of October 31, 2013

(Unaudited)

1. Organization

Ironwood Institutional Multi-Strategy Fund LLC (the “Fund”) was organized under the laws of the state of Delaware as a limited liability company on August 25, 2010. The Fund commenced operations on January 1, 2011, and operates pursuant to the terms and conditions of the amended and restated limited liability company agreement (“the LLC Agreement”). While non-diversified for the Investment Company Act of 1940 (“the 1940 Act”) purposes, the Fund intends to comply with the diversification requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (“the Code”), as such requirements are described in more detail below.

The Fund’s investment objective is capital appreciation with limited variability of returns. The Fund attempts to achieve this objective by generally allocating capital among a number of pooled entities that are organized in non-U.S. jurisdictions and classified as corporations for U.S. federal income tax purposes. Each is managed by an independent investment adviser pursuant to relative value investment strategies or other techniques, and subject to various risks.

Ironwood Capital Management Corporation serves as the Fund’s investment adviser (“the Adviser”) and is responsible for providing day-to-day investment management services to the Fund, subject to the supervision of the Fund’s Board of Directors (“the Board”). The Adviser is registered as an investment adviser under the U.S. Investment Advisers Act of 1940 (“the Advisers Act”). The Fund has no fixed termination date and will continue unless the Fund is otherwise terminated under the terms of the LLC Agreement or unless, and until, required by law. The Board has overall responsibility for monitoring and overseeing the Fund’s investment program and its management and operations. A majority of the members of the Board are not “interested persons” (as defined by the 1940 Act) of the Fund or the Adviser.

The Fund is a “Master fund” in a “Master-Feeder” structure whereby a feeder fund invests substantially all of its assets in the Fund. At October 31, 2013, Ironwood Multi-Strategy Fund LLC, a feeder fund to the Fund, represented 56.51% of the Fund’s net assets.

Foreside Fund Services, LLC acts as the distributor (“the Distributor”) of the Units on a best-efforts basis, subject to various conditions. Units were offered at a price equal to $1,000 per Unit on the initial date on which Units were sold and, thereafter, at the current net asset value per Unit on the first business day of each month, plus any applicable sales charge. The Distributor has entered into, and may continue to enter into, selected dealer agreements with various brokers and dealers (“Selling Agents”) that agreed to participate in the distribution of the Fund’s Units.

Ironwood Institutional Multi-Strategy Fund LLC

Notes to Consolidated Financial Statements

As of October 31, 2013

(Unaudited)

1. Organization (continued)

Each prospective investor (and Members who subscribe for additional Units) is required to certify that the Units purchased are being acquired directly or indirectly for the account of either a natural person who is an “accredited investor”, as defined in Rule 501 of the Securities and Exchange Commission Regulation D, or a non-natural person that is a “qualified client”, as defined in Rule 205-3 of the Advisers Act, as amended. The Fund and/or the Selling Agent may impose additional eligibility requirements for Members who purchase Units. The minimum initial investment is $250,000, subject to waiver by the Adviser to an amount not less than $25,000. The minimum subsequent investment is $50,000, subject to waiver by the Adviser. Members may purchase their Units only through a Selling Agent or directly from the Fund.

Investments may be subject to a sales charge (a “Sales Charge”) of up to 2.00%, subject to waiver or adjustment (i) for investment in Units by affiliates of the Adviser; (ii) for certain institutional investors who have previously invested in private investment vehicles managed by the Adviser; (iii) where a prospective Member is purchasing Units through a broker-dealer participating in the offering that has agreed to waive all or a portion of such Sales Charge for all investors purchasing Units through such broker-dealer; or (iv) where a broker-dealer has agreed to waive all or a portion of such Sales Charge for particular sub-sets of investors purchasing Units through such broker-dealer (i.e. where a particular broker-dealer has certain established “breakpoints” for investors making an investment above a certain threshold). The Sales Charge is in addition to the subscription price for Units and does not form a part of an investor’s investment in the Fund. All or a portion of the Sales Charge relating to Units is paid directly to the Selling Agent that assisted in the placement of such Units.

The Board, in its sole and absolute discretion, may determine to cause the Fund to make a tender offer to repurchase Members’ Units (each, an “Offer”) at net asset value per Unit on a repurchase date. In determining whether the Fund should make an Offer to repurchase Units from Members in response to repurchase requests, the Board will consider, among other things, the recommendation of the Adviser. Each such repurchase offer will generally apply to up to 10% of the net assets of the Fund. In an Offer, the Board may determine to cause the Fund to repurchase less than the full amount of Units that Members requested to be repurchased. The Adviser expects that it will recommend to the Board that the Fund make an Offer to repurchase Units from Members semi-annually on each June 30 and December 31 (a “Repurchase Date”) (or if such date is not a business day, on the immediately preceding business day).

Ironwood Institutional Multi-Strategy Fund LLC

Notes to Consolidated Financial Statements

As of October 31, 2013

(Unaudited)

1. Organization (continued)

A Member who tenders for repurchase such Member’s Units during the first year following such Member’s initial or any subsequent capital contribution will be subject to a fee of 5% of the value of the Units repurchased by the Fund, payable to the Fund. If a Member makes an additional subscription, a separate lock-up period also shall be deemed to run from the date of such subscription for additional Units, but that separate lock-up period shall apply only to those additional Units. The Board may, in certain limited instances where the Board has determined that the remaining Members will not be materially and adversely affected or prejudiced, waive the imposition of the early repurchase fee. Any such waiver does not imply that the early repurchase fee will be waived at any time in the future. Members who tender a portion of their Units, up to 95% of such Member’s Units (defined as a specific dollar value in their Offer Acceptances (“Offer Acceptances”)), and which portion is repurchased by the Fund, will receive the specified dollar amount equal to the net asset value of such Units repurchased by the Fund. Promptly after the Repurchase Date, each Member whose Units or portion thereof have been repurchased will be given a non-interest bearing, non-transferable promissory note issued by the Fund entitling such Member to be paid an amount equal to 100% of the unaudited net asset value of such Member’s repurchased Units, determined as of the Repurchase Date (after giving effect to all allocations to be made as of that date to such Member, including any Advisory Fee allocable to such Units). The note will entitle the Member to be paid within 90 calendar days after the Repurchase Date (a “Payment Date”).

If a Member has tendered for repurchase 95% or more of the Units held by such Member in an Offer Acceptance and 95% or more of such Member’s Units are repurchased by the Fund, such Member shall receive cash or a non-interest bearing, non-transferable promissory note issued by the Fund in an amount equal to 95% of the estimated unaudited net asset value of such Member’s Units being repurchased, determined as of the Repurchase Date (after giving effect to all allocations to be made as of that date to such Member’s Units, including any Advisory Fee allocable to such Units), which will be paid on or prior to the Payment Date (an “Initial Payment”); and a non-interest bearing, non-transferable promissory note issued by the Fund entitling such Member to up to the remaining 5% of the estimated unaudited net asset value of such Member’s Units being repurchased, determined as of the Repurchase Date (“the Subsequent Payment”). Following the later of the completion of the Fund’s annual audit, or such longer period as the Board in its discretion deems necessary to protect the interests of the remaining Members, the amount of the Subsequent Payment will be adjusted so that the sum of the Initial Payment and the Subsequent Payment is equal to 100% of the final audited net asset value of such Member’s Units being repurchased, determined as of the Repurchase Date and the as-adjusted Subsequent Payment will be paid to such Member.

Ironwood Institutional Multi-Strategy Fund LLC

Notes to Consolidated Financial Statements

As of October 31, 2013

(Unaudited)

2. Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Such policies are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including the estimated fair value of investments. Actual results could differ from those estimates.

Basis of Consolidation

The Fund invests approximately 0.24% of its assets in Ironwood Multi-Strategy Fund Ltd., (the “CFC”) a Cayman Islands controlled foreign corporation which is wholly owned by the Fund. The CFC is used to invest in Investment Funds which do not allow United States entities to invest directly. The consolidated financial statements include the results of the Fund and CFC, after the elimination of all material intercompany balances and transactions.

Net Asset Value Determination

The net asset value of the Fund is determined as of the close of business at the end of any fiscal period, generally monthly, in accordance with the valuation principles set forth below or as determined pursuant to policies established by the Board.

Portfolio Valuation

The Board has approved procedures pursuant to which the Fund values its investments in Investment Funds at fair value. See Note 4 for more information.

Cash

In the normal course of business, the Fund maintains its cash balances in financial institutions, which at times may exceed federally insurable limits. The Fund is subject to credit risk to the extent any financial institution with which it conducts business is unable to fulfill contractual obligations on its behalf. The Adviser monitors the financial condition of such financial institutions and does not anticipate any losses from these counterparties. As of October 31, 2013, the Fund holds cash accounts with entities that are affiliated with the Fund’s custodian and the Fund’s administrator.

Ironwood Institutional Multi-Strategy Fund LLC

Notes to Consolidated Financial Statements

As of October 31, 2013

(Unaudited)

2. Significant Accounting Policies (continued)

Income Recognition and Expenses

The Fund recognizes income and records expenses on an accrual basis. Income, expenses and realized and unrealized gains and losses are recorded monthly. The changes in Investment Funds’ net asset values are included in net change in unrealized appreciation/depreciation on investments in Investment Funds in the consolidated statement of operations. Realized gain (loss) from investments in Investment Funds is calculated using the specific identification methodology.

Income Taxes

The Fund intends to continue to comply with the requirements of Subchapter M of the Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its Members. Therefore, no provision for federal income taxes is required. The Fund files tax returns with the U.S. Internal Revenue Service and various states. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. The Fund has concluded there are no significant uncertain tax positions that would require recognition in the financial statements as of October 31, 2013. If applicable, the Fund recognizes interest accrued related to liabilities for unrecognized tax benefits in interest expense and penalties in other expenses in the consolidated statement of operations. Generally, tax authorities can examine all tax returns filed for the last three tax years.

The Fund has a tax year that ends on December 31.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) modernizes several tax provisions related to Regulated Investment Companies (“RICs”) and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carry forwards that expire.

At December 31, 2012, the Fund had available for federal income tax purposes unused short-term capital losses that will not expire of $105,545 and long-term capital losses that will not expire of $165,138.

Ironwood Institutional Multi-Strategy Fund LLC

Notes to Consolidated Financial Statements

As of October 31, 2013

(Unaudited)

2. Significant Accounting Policies (continued)

Income Taxes (continued)

As of October 31, 2013, the aggregate cost and related gross unrealized appreciation and depreciation for tax purposes were as follows:

Cost of investments for tax purposes	$555,120,942

Gross tax unrealized appreciation	38,183,356
Gross tax unrealized depreciation	(168,153)
Net tax unrealized appreciation/depreciation on investments	$38,015,204

Permanent differences, primarily due to the sale of marked-to-market passive foreign investment companies (“PFICs”) resulted in the following reclassifications among the Fund’s components of net assets at December 31, 2012:

Accumulated net investment loss	$318,276
Accumulated net realized loss from investments	$(318,276)

The Fund declares and pays dividends annually from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

In order to satisfy the diversification requirements under Subchapter M of the Code, the Fund generally invests its assets in Investment Funds organized outside the United States that are treated as corporations for U.S. tax purposes and are expected to be classified as PFICs. As such, the Fund expects that distributions generally will be taxable as ordinary income to the Members.

As of December 31, 2012, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$5,186,838
Accumulated capital losses	$(270,683)

Ironwood Institutional Multi-Strategy Fund LLC

Notes to Consolidated Financial Statements

As of October 31, 2013

(Unaudited)

2. Significant Accounting Policies (continued)

Dividend Reinvestment Plan

Each Member whose Units are registered in its own name will have all income dividends and capital gains distributions automatically reinvested in additional Units unless such Member specifically elects to receive all income dividends and capital gain distributions in cash.

3. Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, written option contracts, and swaps. The Fund’s risk of loss in these Investment Funds is limited to the value of the Fund’s interest in these Investment Funds as reported by the Fund.

4. Fair Value of Financial Instruments

The fair value of the Fund’s assets and liabilities that qualify as financial instruments approximates the carrying amounts presented in the consolidated statement of assets and liabilities. Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. The Fund ordinarily considers fair value to be an amount equal to the Fund’s pro rata interest in the net assets of each Investment Fund, as such value is supplied by, or on behalf of, the Investment Fund’s investment manager, generally on a monthly basis. Some values received from, or on behalf of, the Investment Funds’ respective investment managers are typically estimates only, subject to subsequent revision by such investment managers. Such values are generally net of management fees and performance incentive fees or allocations payable to the Investment Funds’ managers or general partners pursuant to the Investment Funds’ operating agreements. The Investment Funds value their underlying investments in accordance with policies established by each Investment Fund, as described in each of their financial statements or offering memoranda. The Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate.

The Adviser values the Fund’s investments in Investment Funds based on such reasonably available relevant information as it considers material. The Adviser has designed ongoing due diligence processes with respect to Investment Funds and their investment managers, which assist the Adviser in assessing the quality of information provided by, or on behalf of, each Investment Fund and in determining whether such information continues to be reliable or whether further investigation is necessary. Such investigation, as applicable, may or may not require the Adviser to forego its normal reliance on the value supplied by, or on behalf of, such Investment Fund and to independently determine the fair value of the Fund’s interest in such Investment Fund, consistent with the Fund’s fair valuation procedures.

Ironwood Institutional Multi-Strategy Fund LLC

Notes to Consolidated Financial Statements

As of October 31, 2013

(Unaudited)

4. Fair Value of Financial Instruments (continued)

If no value is readily available from an Investment Fund or if a value supplied by an Investment Fund were to be deemed by the Adviser not to be indicative of its fair value, the Adviser would determine, in good faith, the fair value of the Investment Fund under procedures adopted by the Board and subject to Board supervision.

Because of the inherent uncertainty of valuation, the fair values of the Investment Funds held by the Fund may differ significantly from the values that would have been used had a ready market for the Investment Funds been available. As of October 31, 2013, no investments were valued by the Adviser.

At October 31, 2013, approximately 0.03% of the Fund’s net assets were invested in side pockets maintained by the Investment Funds. Side pockets are sub-funds within the Investment Funds that have restricted liquidity, potentially extending over a much longer period than the typical liquidity an investment in the Investment Funds may provide. Management cannot estimate the timing of when side pockets will be liquidated.

The following is a summary of the investment strategies of the Investment Funds held by the Fund as of October 31, 2013.

Relative value strategies attempt to capture pricing anomalies between assets that for all economic purposes are identical. Relative value strategies capture these inefficiencies by utilizing a combination of assets including bonds, stocks, swaps, options, exchange traded funds, currencies, futures, etc. An example of this type of strategy would be bond basis trading, which attempts to capture the difference between spreads on derivative credit instruments (e.g., swaps and futures) and spreads on closely matched (in terms of issuer and maturity) cash bonds. The values of the two aforementioned instruments converge at two important circumstances, i.e., at default and at maturity, and thus the basis between the two should generally be quite tight. Market distortions (e.g., structural imbalances, asset flows, leverages facilities, etc.) create this cash synthetic spread which the Investment Funds’ managers attempt to capture through relative value trading. Examples of other relative value strategies include capital structure arbitrage, convertible bond arbitrage, fixed income arbitrage and index arbitrage. Relative value multi-strategy hedge funds utilize more than one relative value strategy as part of their underlying business.

Ironwood Institutional Multi-Strategy Fund LLC

Notes to Consolidated Financial Statements

As of October 31, 2013

(Unaudited)

4. Fair Value of Financial Instruments (continued)

Equity market neutral strategies involve the purchase of a stock or baskets of stocks that is relatively underpriced, as well as selling short a stock or basket of stocks that is relatively overpriced. Depending on the manager’s investment strategy, the determination of whether a stock is overpriced or underpriced can be made through fundamental analysis (a “fundamental long/short” strategy) or by complex statistical models that examine numerous factors that affect the price of a stock (a “statistical arbitrage” strategy). The Adviser favors long/short managers who use a “dollar balanced” approach, i.e., they are short approximately the same dollar value of stocks that they are long.

Event-driven strategies involve the assessment of how, when and if an announced transaction will be completed. A common event-driven strategy is merger arbitrage (also called risk arbitrage). This involves the purchase of the stock of a target company involved in a potential merger and, in the case of a stock-for-stock offer, the short sale of the stock of the acquiring company. The target company’s stock would typically trade at a discount to the offer price due to the uncertainty of the completion of the transaction. The positions may be reversed if the manager feels the acquisition may not close. This strategy aims to capture the spread between the value of the security at the close of the transaction and its discounted value at the time of purchase. Other examples of event-driven trades include equity restructurings, spin-offs, sub trades, asset sales and liquidations. Event-driven multi-strategy hedge funds utilize more than one relative value strategy as part of their underlying business.

Distressed strategies involve the purchase or short sale of debt or equity securities of issuers experiencing financial distress. These securities are attractive because of the market’s inaccurate assessment of the company’s future potential. Managers may obtain voting rights or control blocks and actively participate in the bankruptcy or reorganization process while other investors may remain passive investors.

Credit opportunity strategies involve a variety of strategies intended to exploit inefficiencies in the high-yield and related credit markets. One such strategy is capital structure arbitrage which involves the purchase and short sale of different classes of securities of the same issuer where there is a relative mispricing between two classes of securities. An example of this strategy is the purchase of undervalued senior secured debt, and the short sale of overvalued subordinated unsecured debt, or common equity.

Ironwood Institutional Multi-Strategy Fund LLC

Notes to Consolidated Financial Statements

As of October 31, 2013

(Unaudited)

4. Fair Value of Financial Instruments (continued)

The Fund uses a three-tier hierarchy to distinguish between (a) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

Level 1 – unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access.

Level 2 – other significant observable inputs (including observable net asset values where the investment is not traded in an active market and is subject to transfer restrictions, fair value of investments where the Fund has the ability to redeem tranches at net asset value as of the measurement date or within one quarter of the date of measurement without paying an early redemption fee (the “near term”)).

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments, and fair value of investments where the Fund does not have the ability to redeem tranches at net asset value as of the measurement date or within the near term as defined above).

Investments in Investment Funds are included in Level 2 or 3 of the fair value hierarchy. In determining the level, the Fund considers the length of time until the investment is redeemable, including notice and lock-up periods or any other restriction on the disposition of the investment. The Fund also considers the nature of the portfolios of the underlying Investment Funds and their ability to liquidate their underlying investments. The Investment Funds generally hold positions in readily marketable investments and derivatives that are valued at quoted market values and/or less liquid non-marketable investments and derivatives that are valued at estimated fair value. The mix and concentration of more readily marketable investments and less liquid non-marketable investments varies across the Investment Funds based on various factors, including the nature of their investment strategy, as described in each of their financial statements or offering memoranda.

If the Fund has the ability to redeem its investment at the reported net asset valuation in the near term, the investment is generally included in Level 2 of the fair value hierarchy. If the Fund does not know precisely when it will have the ability to redeem the investment or it does not have the ability to redeem its investment in the near term, the investment is included in Level 3 of the fair value hierarchy.

Ironwood Institutional Multi-Strategy Fund LLC

Notes to Consolidated Financial Statements

As of October 31, 2013

(Unaudited)

4. Fair Value of Financial Instruments (continued)

The methodology used for determining the classification level for U.S. GAAP reporting is not an indication of the risks associated with investing in those investments. The Fund believes that when evaluating the Fund’s liquidity, the match between the liquidity of investments and the timing of the Fund’s June 30 and December 31 tender periods is a more meaningful measure.

The units of account that are valued by the Fund are its interests in the Investment Funds and not the underlying holdings of such Investment Funds. Thus, the inputs used by the Fund to value its investments in each of the Investment Funds may differ from the inputs used to value the underlying holdings of such Investment Funds. The table presented below is not intended to be indicative of the fair value hierarchy classification of investments in the underlying portfolios of the Investment Funds.

The following is a summary of the fair value inputs used, by investment strategies of the Investment Funds, as of October 31, 2013 (amounts in thousands):

Investment Funds	Level 1	Level 2	Level 3	Total

Relative Value Multi-Strategy	$–	$73,073	$103,519	$176,592
Equity Market Neutral	–	30,338	45,575	75,913
Event-Driven Multi-Strategy	–	24,428	194,167	218,595
Distressed	–	10,035	106,975	117,010
Credit Opportunities	–	4,904	122	5,026
Total	$–	$142,778	$450,358	$593,136

Ironwood Institutional Multi-Strategy Fund LLC

Notes to Consolidated Financial Statements

As of October 31, 2013

(Unaudited)

4. Fair Value of Financial Instruments (continued)

The following is a reconciliation of Investment Funds by investment strategies for which significant unobservable inputs (Level 3) were used in determining value (amounts in thousands):

	Investments in Investment Funds
	Relative Value Multi-Strategy	Equity Market Neutral	Event-Driven Multi-Strategy	Distressed	Credit Opportunities	Total
Balance as of April 30, 2013	$72,922	$29,852	$73,211	$78,931	$4,080	$258,996
Purchases	25,888	22,750	111,522	32,000	–	192,160
Sales	–	–	(18)	(3,374)	(1,846)	(5,238)
Net realized gain	–	–	(2)	529	355	882
Net change in unrealized appreciation	4,709	2,763	9,454	3,612	(327)	20,211
Transfer to Level 2	–	(9,790)	–	(4,723)	(2,140)	(16,653)
Balance as of October 31, 2013	$103,519	$45,575	$194,167	$106,975	$122	$450,358

The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no transfers between Level 1 and Level 2 for the six months ended October 31, 2013.

5. Investment Transactions

Total purchases of Investment Funds for the six months ended October 31, 2013 were $234,909,147. Total proceeds from redemptions of Investment Funds for the six months ended October 31, 2013 were $26,584,476. As of October 31, 2013, gross unrealized appreciation on Investment Funds was $55,566,965 and gross unrealized depreciation was $168,153.

6. Prepaid Investments

Prepaid investments in Investment Funds represent amounts transferred prior to month-end to Investment Funds to be made effective November 1, 2013, pursuant to each Investment Fund’s operating agreements.

Ironwood Institutional Multi-Strategy Fund LLC

Notes to Consolidated Financial Statements

As of October 31, 2013

(Unaudited)

7. Advisory Fee, Related Party Transactions and Other

In consideration of the advisory and other services provided by the Adviser to the Fund, the Fund pays the Adviser a monthly advisory fee of 0.10% (1.20% on an annualized basis) of the Fund’s month end net asset value. The advisory fee is an expense paid out of the Fund’s assets and is computed based on the value of the net assets of the Fund as of the close of business on the last business day of each month, before adjustments for any repurchases effective on that day. The advisory fee is in addition to the asset-based management fees and incentive fees or allocations charged by the underlying Investment Funds and indirectly borne by Members in the Fund. For the six months ended October 31, 2013, the Fund incurred advisory fees of $3,121,211, of which $1,754,653 was payable to the Adviser at October 31, 2013.

State Street Bank and Trust Company (“State Street”) provides accounting and administrative services to the Fund. Under an administrative services agreement, State Street is paid an administrative fee, computed and payable monthly.

The Bank of New York Mellon (the “Custodian”) serves as the custodian of the Fund. The Fund compensates the Custodian for providing custody services to the Fund.

The Fund pays all investment expenses, including, but not limited to, brokerage commissions and all other costs of executing transactions, interest expense, insurance expense, custodial expense, its share of expenses of the Investment Funds, including management fees to the Investment Advisers of the Investment Funds (generally ranging from 1.00% to 3.00% of assets under management) and performance fees or allocations to such Investment Fund Advisers (generally ranging from 15% to 50% of net profits) and all ongoing ordinary administrative and operational costs of the Fund, including (but not limited to) legal costs, accounting costs, taxes and any fees paid to the fund administrator or the regulatory and compliance administrator. The Fund will also directly pay any extraordinary operating expenses. The Adviser will bear all ongoing ordinary administrative and operational costs of the Adviser, including employees’ salaries, office rent, travel costs, quote machine rent, computer and equipment costs, telephone bills, office supplies, research and data costs, legal costs, accounting costs, filing costs and communication expenses.

The Adviser has entered into an agreement with the Fund (the “Expense Limitation Agreement”) whereby it has contractually agreed to waive its fees and/or reimburse the Fund’s expenses to the extent necessary to ensure that the monthly expenses of the Fund (excluding taxes, brokerage commissions, interest expenses incurred in connection with any credit facility, other transaction related expenses, custody fees, any extraordinary expenses of the Fund, any acquired fund fees and expenses, and the Advisory Fee) will not exceed 0.020833% (0.25% per annum) of the Fund’s net assets as of each month end during the term of the Expense Limitation Agreement (the “Expense Limitation”).

Ironwood Institutional Multi-Strategy Fund LLC

Notes to Consolidated Financial Statements

As of October 31, 2013

(Unaudited)

7. Advisory Fee, Related Party Transactions and Other (continued)

The Fund will carry forward, for a period not to exceed 3 years from the date on which a waiver or reimbursement is made by the Adviser, any expenses in excess of the Expense Limitation and repay the Adviser such amounts; provided that the Fund is able to effect such reimbursement and remain in compliance with the Expense Limitation disclosed in the Prospectus that was in effect at the time of the original waiver. For the six months ended October 31, 2013, the Adviser recaptured $52,778 of previously waived expenses. As of October 31, 2013, the Adviser is entitled to recoup an additional $1,061,654. As of October 31, 2013, the Fund was entitled to reimbursement of $84,701 from the Adviser under the Expense Limitation Agreement. Such amount is included in Payable to Investment Adviser on the Consolidated Statement of Assets and Liabilities.

Compensation to the Directors of the Fund during the six months ended October 31, 2013 was $25,000.

As of October 31, 2013, the Directors, Officers, and the Adviser and employees, directly or indirectly held Units in the Fund as follows:

	Units	% of Net Assets

Directors	848.94	0.15%
Officers	118.03	0.02
The Adviser and employees	2,738.71	0.49
Total	3,705.68	0.66%

Ironwood Institutional Multi-Strategy Fund LLC

Notes to Consolidated Financial Statements

As of October 31, 2013

(Unaudited)

8. Credit Facility

The Fund maintains a secured credit agreement with Credit Suisse International for a revolving line of credit (the “Credit Facility”). The maximum availability under the Credit Facility is $25,000,000 subject to specific asset-based covenants. Borrowings are collateralized in full by certain assets of the Fund and bear interest at an annual rate of LIBOR plus 1.90% (the “spread”). Interest is accrued daily on any outstanding balance and, if not repaid on the interest accrual date, is automatically added to the principal amount of the loan. The Fund also pays a commitment fee of 1.00% based on the amount by which the maximum availability exceeds the outstanding loan balance. The contractual maturity of the Credit Facility is April 30, 2015. As of October 31, 2013, the rate in effect was approximately 2.14%. For the six months ended October 31, 2013, the average borrowings and average interest rate were approximately $5,060,851 and 2.17%, respectively.

9. Subsequent Events

For the period November 1, 2013 to December 30, 2013, the Fund received subscriptions of approximately $96,103,000 and tenders of approximately $30,685,000.

Effective December 16, 2013, the maximum availability under the Credit Facility was increased from $25,000,000 to $75,000,000 subject to specific asset-based covenants. The spread was reduced from 1.90% to 1.85% and the commitment fee was reduced from 1.00% to 0.85%.

Fund Management

The Fund’s officers are appointed by the Directors and oversee the management of the day-to-day operations of the Fund under the supervision of the Board of Directors. One of the Directors and all of the officers of the Fund are officers or employees of the Ironwood Capital Management (the “Adviser” or “Ironwood”). The other Directors are not affiliated with the Adviser and are not “interested persons” as defined under Section 2(a)(19) of the 1940 Act (the “Independent Directors”). A list of the Directors and officers of the Fund and a brief statement of their present positions and principal occupations during the past five years are set out below.

Directors (unaudited)

Name and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Public Company Directorships

Independent Directors
Richard W. Meadows Age: 63	Independent Director	Term – indefinite Length – Since inception	Executive Vice President of mutual fund administration firm	2	0
M. Kelley Price Age: 63	Independent Director	Term – indefinite Length – Since inception	Executive Vice President of mutual fund administration firm	2	0
Interested Directors*
Jonathan Gans Age: 42	President, Director, Chairman of the Board	Term – indefinite Length – Since inception	Chief Executive Officer and President of Ironwood	2	0
* Mr. Gans is deemed to be an “interested person,” as defined in the 1940 Act, of the Fund (“Interested Director”) because of the affiliation with the Fund and Ironwood.

Officers (unaudited)

Set forth below is the name, age, position with the Fund, length of term of office, and the principal occupation for the last five years, as of October 31, 2013. The business address of each officer is care of Ironwood Capital Management, One Market Plaza, Steuart Tower, Suite 2500, San Francisco, California 94105.

Name, Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Jonathan Gans Age: 42	Chief Executive Officer, President	Term - indefinite Length - Since inception	Chief Executive Officer and President of Ironwood Capital Management
Laurie Chatoff Age: 46	Secretary	Term – indefinite Length – since 3/15/2013	Director of Finance of Ironwood Capital Management as of 10/3/2011 Previous: Consultant to Alternative Investment Clients
Alison Sanger Age: 42	Chief Compliance Officer	Term - indefinite Length - Since inception	Chief Operating Officer/ Chief Compliance Officer of Ironwood Capital Management
Martha Boero Age: 30	Treasurer	Term - indefinite Length – since 3/15/2013	Controller of Ironwood Capital Management as of 7/1/2009 Previous: Fund Accountant of Ironwood Capital Management

Investment Advisory Agreement (unaudited)

The Investment Advisory Agreement (the “Agreement”) provides that the Adviser is responsible, subject to the supervision of the Board of Directors (the “Board”), for providing investment supervisory services to the Fund. As the Fund’s investment adviser, Ironwood makes the Fund’s investment decisions. The Adviser buys and sells securities for the Fund and conducts the research that leads to the purchase and sale decisions. As necessary, the Adviser is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges or other transaction costs.

Subject to the general supervision of the Board and in accordance with the investment objective, policies and restrictions of the Fund, the Adviser provides the Fund with ongoing investment guidance, policy direction and monitoring of the Fund pursuant to the Agreement. The Agreement may be terminated at any time by the Board, by a majority vote of the Members or by the Adviser.

The Agreement was approved for an initial two-year term on December 23, 2010. Thereafter, the Agreement continues in effect from year to year subject to the annual approval by the Board of Directors (including a majority of the Independent Directors), or by the vote of a majority vote of the Members of the Fund.

The Agreement provides that the Adviser shall not be liable for any error of judgment or for any loss suffered by the Fund in connection with the subject matter of the Agreement unless such loss arises from willful misfeasance, bad faith or gross negligence on the Adviser’s part in the performance of its duties under the Agreement or by reason of its reckless disregard of its obligations and duties under the Agreement.

The Agreement also provides that the Fund shall indemnify the Adviser and its affiliates and their respective partners, members, managers, directors, officers employees, and controlling persons (“Indemnified Parties”) against any losses, judgments, liabilities, expenses and amounts paid in settlement of any claims sustained by them in connection with the Fund, so long as the liability or expense is not incurred by reason of the Indemnified Party’s willful misfeasance, bad faith, or gross negligence in the performance of its duties under the Agreement or resulted from reckless disregard of its obligations and duties under the Agreement.

The Board most recently approved the Agreement on September 26, 2013. In approving the Agreement, the Board considered the Fund’s existing relationship with the Adviser, as well as the ongoing commitment of the Adviser to the Fund. The Board reviewed a presentation on the Fund’s investment performance to date. The Board evaluated the resources and experience of the Adviser and the individuals dedicated to the Fund’s investment program. They evaluated these factors in light of the nature, extent and quality of the services provided by the Adviser, the total compensation received by the Adviser from the Fund and the total cost to the Fund of using the Adviser’s services, taking into account expenses borne by the Adviser, those that are passed on to the Fund by the Adviser, and the Expense Limitation Agreement, whereby the Adviser agrees to limit certain of the Fund’s expenses to 0.25% of the Fund’s net assets.

Investment Advisory Agreement (unaudited) (continued)

In addition, the Board reviewed fee information and expense ratios for a variety of investment funds similar in structure to the Fund. The Board determined that the Adviser’s fee is competitive to those charged by investment advisers of similar funds and the Fund’s expense ratio was reasonable given the Fund’s net assets, particularly after taking into account the Expense Limitation Agreement. The Board noted that Fund performance had been strong, especially compared to benchmarks and similar funds. The Board also noted that estimated profitability appeared reasonable, again noting the Adviser’s significant effort to minimize the Fund’s expenses through the Expense Limitation Agreement. The Board will consider breakpoints in the future should economies of scale for the Adviser be achieved. The Board determined that the Adviser has made a substantial commitment to the recruitment and retention of high quality personnel. The Board also acknowledged that the Adviser continues to provide a high level of monitoring, investment decision-making, and investor service. The Board agreed that the Adviser has demonstrated that it is committed to maintaining and expanding operational resources reasonably necessary to manage the Fund in a professional manner that is in accordance with the best interests of the Fund. The Board also took into account the Adviser’s compliance policies and procedures, including the procedures used to determine the value of each of the Fund’s investments. Accordingly, they concluded that continuing the Agreement served the interests of the Fund and the Members.

Subsequent Events – Amendments to the Fund’s Limited Liability Company Agreement

The Fund is governed by its Limited Liability Company Agreement, which was amended by the Board at a meeting held on December 6, 2013. The amendments include (listed in the order in which they appear in the agreement):

•	clarification that the “Lock-Up Period” and related “Early Repurchase Fee” applies to all purchases of Units on a rolling basis*;

•	modification of the definition of “Business Day” to align with the prospectus;

•	clarification of the Fund’s stated purpose to align with the prospectus, which allows limited investments in U.S.-organized entities;

•	terms allowing the Board to accept transfers in an amount less than $25,000;

•	terms under which Members may remove a Director to permit removal by a Member vote of less than the stated two-thirds-threshold, to the extent a lower threshold may be required by applicable law;

•	deletion of language allowing the Board to allocate certain expenses of the Fund to some, but not all Members;

•	deletion of language providing that sales charge waivers or adjustments are at the sole discretion of the Board;

•	deletion of the section on “Additional or Replacement Managers,” which was deemed to be inapplicable to the Fund’s Board-led governance model;

•	clarification of the terms under which the section on repurchases of Units by the Fund may be modified from time to time;

•	terms adding alternatives available to the Board to address over-subscribed tenders to provide for more flexibility and align with the prospectus;

•	modification of the minimum account balance required to be maintained by Members making partial tenders;

•	modification of the Fund’s available methods of valuation to confirm that GAAP valuations will take precedent absent potential changes in law;

•	clarification of when annual distributions are made to align with the Fund’s prospectus;

Subsequent Events – Amendments to the Fund’s Limited Liability Company Agreement (continued)

•	clarification that annual distributions (if elected by a Member not to be reinvested in additional Units) are made in cash absent Board determination to make annual distributions in cash and Units*;

•
modification of the indemnification provisions to eliminate terms that could delay payment to the indemnified parties in the event of certain securities law-related claims that might be made against the indemnified parties; and

•	modification of the ERISA provisions to reflect the operation of ERISA as it relates to SEC-registered funds.

Each of these amendments was found by the Board to be in the best interests of the Fund and not to be materially adverse to the Members. Several of the provisions set out above were amended previously and are listed here as a matter of convenience (those are identified by *). The remaining provisions generally take effect 60 days following the date of mailing of this Semi-Annual Report and then will, to the maximum extent practicable, be given retroactive effect to the date of the Fund’s organization. A copy of the Fund’s Limited Liability Company Agreement is maintained on the Securities and Exchange Commission’s website and is available on request.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to unit holders filed under Item 1 of this Form.

(b)	Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 9. Purchases of equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Fund’s board of directors, where those changes were implemented after the Fund last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)) , or this Item.

Item 11. Controls and Procedures.

(a)      The Fund’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Fund’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

(a)(3) Not applicable

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of  Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ironwood Multi-Strategy Fund LLC
By

/s/ Jonathan Gans
Jonathan Gans, Chief Executive Officer and President
(principal executive officer)

Date: January 9, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By

/s/ Jonathan Gans
Jonathan Gans, Chief Executive Officer and President
(principal executive officer)

Date: January 9, 2014

By

/s/ Martha Boero
Martha Boero, Treasurer
(principal financial officer)

Date: January 9, 2014